Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Earnings per share

20. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2012	2013	2014
	US$	US$	US$
Numerator:
Net income	156,997,595	126,356,264	48,515,730
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic	156,997,595	126,356,264	48,515,730
Interest expense associated with the Convertible Note	-	798,984	2,690,572
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	156,997,595	127,155,248	51,206,302
Denominator:
Number of shares outstanding, basic	144,258,862	145,733,028	151,935,765
Convertible Note (Note 12)	-	2,038,808	24,561,789
Stock options	472,152	1,692,720	620,681

Number of shares outstanding-diluted	144,731,014	149,464,556	177,118,235

Basic earnings per share	1.09	0.87	0.32

Diluted earnings per share	1.08	0.85	0.29

During the year ended December 31, 2014, 4,086,084 (2012: 2,945,360; 2013: 1,123,723) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.